SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No.    6    (File No. 333-00041)              [x]
                                  -------

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.    7    (File No. 811-07475)                             [x]
                   -------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2001  pursuant  to  paragraph  (b) of Rule 485
   [ ] 60 days after  filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
   [ ] this  post-effective   amendment  designates a  new effective date for a
       previously filed post-effective amendment.

                     PRIVILEGED ASSETS-Registered Trademark-
                                 SELECT ANNUITY
                                VARIABLE ANNUITY

ISSUED BY:
AMERICAN CENTURION LIFE ASSURANCE COMPANY

PROSPECTUS


MAY 1, 2001


GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ACL VARIABLE ANNUITY ACCOUNT 1

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (518) 452-4150 (Albany area)
            (800) 633-3563

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

-  American Express-Registered Trademark- Variable Portfolio Funds

-  American Century Variable Portfolios, Inc.

-  INVESCO Variable Investment Funds, Inc.

-  Janus Aspen Series: Institutional Shares


-  Credit Suisse Warburg Pincus Trust


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CERTIFICATE IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CERTIFICATE INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Centurion Life offers several different annuities. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS ................................................3

THE CERTIFICATE IN BRIEF .................................3

EXPENSE SUMMARY ..........................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ..............7

FINANCIAL STATEMENTS .....................................8

PERFORMANCE INFORMATION ..................................8

THE VARIABLE ACCOUNT AND THE FUNDS .......................9

THE FIXED ACCOUNT .......................................11

BUYING YOUR CERTIFICATE .................................11

CHARGES .................................................13

VALUING YOUR INVESTMENT .................................14

MAKING THE MOST OF YOUR CERTIFICATE .....................15

SURRENDERS ..............................................17

CHANGING OWNERSHIP ......................................18

BENEFITS IN CASE OF DEATH ...............................18

THE ANNUITY PAYOUT PERIOD ...............................19

TAXES ...................................................20

VOTING RIGHTS ...........................................22

SUBSTITUTION OF INVESTMENTS .............................22

ABOUT THE SERVICE PROVIDERS .............................22

TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION ..................23

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2 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your certificate. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the certificate is in force and before annuity payouts begin.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the certificate (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the certificate's benefits.

QUALIFIED ANNUITY: A certificate that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other certificates are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CERTIFICATE IN BRIEF

PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the certificate. These accounts, in turn, may earn returns that increase the value of the certificate. Beginning at a specified time in the future called the retirement date, the certificate provides lifetime or other forms of payouts of your certificate value on a fixed basis. As in the case of other annuities, it may not be advantageous for you to purchase this certificate as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your certificate for a full refund within 30 days after you receive it. You must invest the portion of the purchase payment you allocate to the variable account in the AXP-Registered Trademark-Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the certificate issue date.)


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                                                   PROSPECTUS -- MAY 1, 2001 3

If you choose not to keep your certificate, return it to us within the free look period. We will cancel the certificate and we promptly will refund the greater of (1) your purchase payment without investment earnings, or (2) your certificate value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 9)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 11)

BUYING YOUR CERTIFICATE: You can purchase a certificate by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

- Minimum purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization at a rate of $100/month or more or other payment plan acceptable to us.

-  Minimum additional purchase payment -- $100.

- Maximum first-year purchase payments -- $50,000 to $1,000,000 depending on your age.

-  Maximum purchase payment for each subsequent year-- $50,000. (p. 11)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your certificate value among the accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the accounts. (p. 15)

SURRENDERS: You may surrender all or part of your certificate value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 17)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 18)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p. 18)


ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. Payouts will be made on a fixed basis. (p.
19)


TAXES: Generally, your certificate grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 20)

CHARGES: We assess certain charges in connection with your certificate:

-  $30 annual administrative charge;

- 1.00% mortality and expense risk fee (if you allocate money to one or more subaccounts); and

-  the operating expenses of the funds in which the subaccounts invest.

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4 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your certificate.

You pay no sales charge when you purchase your certificate. We show all costs that we deduct directly from your certificate or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


ANNUAL CERTIFICATE OWNERS EXPENSES

SURRENDER CHARGE:                   0%
CERTIFICATE ADMINISTRATIVE CHARGE:* $30


* We will waive this charge when purchase payments less partial surrenders is at least $10,000.

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:     1%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS,
IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                          MANAGEMENT       12b-1          OTHER
                                                                             FEES          FEES         EXPENSES        TOTAL

AXP-Registered Trademark- Variable Portfolio -
      Bond Fund                                                               .60%          .13%           .06%         .79(1)
      Capital Resource Fund                                                   .60           .13            .04          .77(1)
      Cash Management Fund                                                    .51           .13            .04          .68(1)
      International Fund                                                      .82           .13            .07         1.02(1)
      Managed Fund                                                            .59           .13            .03          .75(1)
      Strategy Aggressive Fund                                                .59           .13            .05          .77(1)
American Century VP
      Capital Appreciation                                                    .98            --             --          .98(2)
      Value                                                                  1.00            --             --         1.00(2)
Credit Suisse Warburg Pincus Trust
      Global Post-Venture Capital Portfolio                                  1.14            --            .26         1.40(3),(4)
INVESCO VIF
      Equity Income Fund                                                      .75            --            .33         1.08(5)
Janus Aspen Series
      Growth Portfolio: Institutional Shares                                  .65            --            .02          .67(6)
      Worldwide Growth Portfolio: Institutional Shares                        .65            --            .04          .69(6)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(2)  Annualized operating expenses of funds at Dec. 31, 2000.

(3) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waiver and reimbursements would have been: Credit Suisse Warburg Pincus Global Post-Venture Capital Portfolio (1.25%, 0%, 0.28% and 1.53%).


(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by 0.02% for Global Post Venture Capital Portfolio of the period ended Dec. 31, 2000.

(5) The Fund's actual Other Expenses and Total were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(6) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

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                                                   PROSPECTUS -- MAY 1, 2001 5

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period.

                                                                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
AXP-Registered Trademark- Variable Portfolio -
      Bond Fund                                                            $19.03        $58.89        $101.25        $219.18
      Capital Resource Fund                                                 18.83         58.27         100.20         217.02
      Cash Management Fund                                                  17.91         55.46          95.47         207.27
      International Fund                                                    21.39         66.03         113.26         243.67
      Managed Fund                                                          18.62         57.64          99.15         214.86
      Strategy Aggressive Fund                                              18.83         58.27         100.20         217.02
American Century VP
      Capital Appreciation                                                  20.98         64.79         111.18         239.45
      Value                                                                 21.19         65.41         112.22         241.56
Credit Suisse Warburg Pincus Trust
      Global Post-Venture Capital Portfolio                                 25.29         77.75         132.84         282.92
INVESCO VIF
      Equity Income Fund                                                    22.01         67.89         116.37         249.96
Janus Aspen Series
      Growth Portfolio: Institutional Shares                                17.80         55.15          94.94         206.18
      Worldwide Growth Portfolio: Institutional Shares                      18.01         55.77          95.99         208.36

* In this example, the $30 administrative charge is approximated as a 0.067% charge based on our average certificate size. We entered into certain arrangement under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

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6 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                           2000       1999       1998       1997    1996
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
SUBACCOUNT DSI(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                               $1.07      $1.07      $1.06      $0.99   $1.00
Accumulation unit value at end of period                                     $1.12      $1.07      $1.07      $1.06   $0.99
Number of accumulation units outstanding at end of period (000 omitted)         14         19         21         15      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DCR(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                               $1.81      $1.48      $1.20      $0.98   $1.00
Accumulation unit value at end of period                                     $1.48      $1.81      $1.48      $1.20   $0.98
Number of accumulation units outstanding at end of period (000 omitted)         75         82         50         23      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DMS(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $1.12      $1.08      $1.04      $1.00   $1.00
Accumulation unit value at end of period                                     $1.18      $1.12      $1.08      $1.04   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          8         46        170        189      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
Simple yield(2)                                                              4.91%      5.01%      3.68%      4.12%      --
Compound yield(2)                                                            5.03%      5.14%      3.75%      4.20%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DIE(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                               $1.69      $1.17      $1.03      $1.01   $1.00
Accumulation unit value at end of period                                     $1.26      $1.69      $1.17      $1.03   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         15         11         15         14      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DMG(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                               $1.53      $1.34      $1.17      $0.99   $1.00
Accumulation unit value at end of period                                     $1.48      $1.53      $1.34      $1.17   $0.99
Number of accumulation units outstanding at end of period (000 omitted)         64         69         63         44      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DAG(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                               $1.91      $1.13      $1.11      $1.00   $1.00
Accumulation unit value at end of period                                     $1.54      $1.91      $1.13      $1.11   $1.00
Number of accumulation units outstanding at end of period (000 omitted)        121         58         65         42      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DGR(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP CAPITAL APPRECIATION)
Accumulation unit value at beginning of period                               $1.46      $0.90      $0.93      $0.97   $1.00
Accumulation unit value at end of period                                     $1.58      $1.46      $0.90      $0.93   $0.97
Number of accumulation units outstanding at end of period (000 omitted)         85         49         51         42      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period                               $1.29      $1.31      $1.27      $1.01   $1.00
Accumulation unit value at end of period                                     $1.51      $1.29      $1.31      $1.27   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         26         53         50         33      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DVC(3) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit value at beginning of period                               $1.87      $1.16      $1.10      $0.98   $1.00
Accumulation unit value at end of period                                     $1.50      $1.87      $1.16      $1.10   $0.98
Number of accumulation units outstanding at end of period (000 omitted)         68         67         75         65      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DII(3) (INVESTING IN SHARES OF INVESCO VIF - EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $1.64      $1.44      $1.26      $1.00   $1.00
Accumulation unit value at end of period                                     $1.70      $1.64      $1.44      $1.26   $1.00
Number of accumulation units outstanding at end of period (000 omitted)        140        194        221        155      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------

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                                                   PROSPECTUS -- MAY 1, 2001 7

YEAR ENDED DEC. 31,                                                           2000       1999       1998       1997    1996
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DSG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                               $2.32      $1.63      $1.21      $1.00   $1.00
Accumulation unit value at end of period                                     $1.96      $2.32      $1.63      $1.21   $1.00
Number of accumulation units outstanding at end of period (000 omitted)        594        472        352        230      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                               $2.54      $1.56      $1.22      $1.00   $1.00
Accumulation unit value at end of period                                     $2.12      $2.54      $1.56      $1.22   $1.00
Number of accumulation units outstanding at end of period (000 omitted)        390        462        339        252      --
Ratio of operating expense to average net assets                             1.00%      1.00%      1.00%      1.00%      --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Dec. 9, 1996. The subaccounts had no activity in this period.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on Dec. 10, 1996. The subaccounts had no activity in this period.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the certificate existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Total return figures reflect deduction of all applicable charges, including:

-  administrative charge, and

-  mortality and expense risk fee.

We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

------------------------------------------------------------------------------
8 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT        INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISOR OR MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
DSI               AXP-Registered Trademark-     Objective: high level of current        IDS Life, investment manager;
                  Variable Portfolio - Bond     income while conserving the value of    AEFC, investment advisor.
                  Fund                          the investment and continuing a high
                                                level of income for the longest time
                                                period. Invests primarily in bonds
                                                and other debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
DCR               AXP-Registered Trademark-     Objective: capital appreciation.        IDS Life, investment manager;
                  Variable Portfolio -          Invests primarily in U.S. common        AEFC, investment advisor.
                  Capital Resource Fund         stocks and other securities
                                                convertible into common stocks.
-----------------------------------------------------------------------------------------------------------------------------------
DMS               AXP-Registered Trademark-     Objective: maximum current income       IDS Life, investment manager;
                  Variable Portfolio -  Cash    consistent with liquidity and           AEFC, investment advisor.
                  Management Fund               stability of principal. Invests in
                                                money market securities.
-----------------------------------------------------------------------------------------------------------------------------------
DIE               AXP-Registered Trademark-     Objective: capital appreciation.        IDS Life, investment manager;
                  Variable Portfolio -          Invests primarily in common stocks or   AEFC, investment advisor.
                  International Fund            convertible securities of foreign       American Express Asset
                                                issuers that offer growth potential.    Management International, Inc.,
                                                                                        a wholly-owned subsidiary of
                                                                                        AEFC, is the sub-investment
                                                                                        advisor.
-----------------------------------------------------------------------------------------------------------------------------------
DMG               AXP-Registered Trademark-     Objective: maximum total investment     IDS Life, investment manager;
                  Variable Portfolio -          return through a combination of         AEFC, investment advisor.
                  Managed Fund                  capital growth and current income.
                                                Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.
-----------------------------------------------------------------------------------------------------------------------------------
DAG               AXP-Registered Trademark-     Objective: capital appreciation.        IDS Life, investment manager;
                  Variable Portfolio -          Invests primarily in common stocks of   AEFC, investment advisor.
                  Strategy Aggressive Fund      small-and medium-size companies.
-----------------------------------------------------------------------------------------------------------------------------------
DGR               American Century VP Capital   Objective: capital growth. Invests      American Century Investment
                  Appreciation                  primarily in common stocks that are     Management, Inc.
                                                considered by management to have
                                                better-than-average prospects for
                                                appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
DVL               American Century VP Value     Objective: long-term capital growth,    American Century Investment
                                                with income as a secondary objective.   Management, Inc.
                                                Invests primarily in securities that
                                                management believes to be undervalued
                                                at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 9


-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT        INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISOR OR MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
DVC               Credit Suisse Warburg         Objective: long-term growth of          Credit Suisse Asset  Management,
                  Pincus Trust - Global         capital. Invests primarily in equity    LLC, investment advisor; Abbott
                  Post-Venture Capital          securities of U.S. and foreign          Capital Management LLC,
                  Portfolio (previously         companies considered to be in their     sub-investment advisor.
                  Warburg Pincus Trust -        post-venture capital stage of
                  Global Post-Venture Capital   development.
                  Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
DII               INVESCO VIF -  Equity         Objective: total return through both    INVESCO Funds Group, Inc.
                  Income Fund                   growth and high current income. The
                                                Fund normally invests primarily
                                                in dividend-paying common and
                                                preferred stocks. Stocks held by
                                                the Fund generally are expected
                                                to produce a relatively high
                                                level of income and a
                                                consistent, stable return.
                                                Although it focuses on the
                                                stocks of larger companies with
                                                a strong record of paying
                                                dividends, the Fund also may
                                                invest in companies that have
                                                not paid regular dividends. The
                                                Fund's equity investments are
                                                limited to stocks that can be
                                                traded easily in the United
                                                States; it may, however, invest
                                                in foreign securities in the
                                                form of American Depository
                                                Receipts (ADRs). The rest of the
                                                Fund's assets are invested in
                                                debt securities, generally
                                                corporate bonds that are rated
                                                investment grade or better. The
                                                Fund also may invest up to 15%
                                                of its assets in lower-grade
                                                debt securities commonly known
                                                as "junk bonds," which generally
                                                offer higher interest rates, but
                                                are riskier investment grade
                                                securities.
-----------------------------------------------------------------------------------------------------------------------------------
DSG               Janus Aspen Series Growth     Objective: long-term growth of          Janus Capital
                  Portfolio: Institutional      capital in a manner consistent with
                  Shares                        the preservation of capital. Invests
                                                primarily in common stocks selected
                                                for their growth potential.
-----------------------------------------------------------------------------------------------------------------------------------
DWG               Janus Aspen Series            Objective: long-term growth of          Janus Capital
                  Worldwide Growth Portfolio:   capital in a manner consistent with
                  Institutional Shares          the preservation of capital. Invests
                                                primarily in common stocks of foreign
                                                and domestic issuers.
-----------------------------------------------------------------------------------------------------------------------------------

A fund underlying your certificate in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


------------------------------------------------------------------------------
10 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Dec. 1, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the certificates are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the certificate owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the certificate as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CERTIFICATE


Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the certificate. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.


When you apply, you may select:

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

-  a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a certificate. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 11

THE ANNUITY START DATE

Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

-  no earlier than the 30th day after the annuity's effective date; and

-  no later than the annuitant's 85th birthday.

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this certificate, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.

BENEFICIARY

If death benefits become payable before the annuity start date while the certificate is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:

   $100 per month
   $50 biweekly

If paying by any other method:

   $2,000 initial payment for nonqualified annuities
   $1,000 initial payment for qualified annuities
   $100 for any additional payments


Installments must total at least $1,000 in the first year.

* If you do not make any purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.


For the first year:

   $1,000,000 up to age 75
   $500,000 for ages 76 to 85

For each subsequent year:

   $50,000


** These limits apply in total to all American Centurion Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

------------------------------------------------------------------------------
12 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and certificate number to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BOX 5550
ALBANY, NY 12205

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN:

Through:

-  a bank authorization.

3 OTHER:

-  wire transfer; or

-  other method acceptable to us.

CHARGES

ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the certificate value on your certificate anniversary at the end of each certificate year. We prorate this charge amoung the subaccounts and the fixed account in the same proportion your interest in each account bears to your total certificate value.

We will waive this charge for any certificate year where:

- the total purchase payments (less partial surrenders) on the current certificate anniversary is $10,000 or more, or

-  a death benefit is payable, or

-  you surrender the certificate in full.

This charge does not apply after annuity payouts begin.

We reserve the right to impose the administrative charge on all certificates, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

OTHER INFORMATION ON CHARGES

There is no surrender charge if you take a total or a partial surrender from your certificate.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 13

VALUING YOUR INVESTMENT

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

-  the sum of your purchase payments;

-  plus interest credited;

-  minus the sum of amounts surrendered and amounts transferred out, and

-  minus any prorated administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge, we subtract a certain number of accumulation units from your certificate.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders; and/or

-  prorated portions of the administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  mutual fund operating expenses; and/or

-  mortality and expense risk fees.

------------------------------------------------------------------------------
14 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

MAKING THE MOST OF YOUR CERTIFICATE

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                                     NUMBER
of dollars each month...                                          AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low...             Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.                       Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office. Some restrictions may apply.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer certificate value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all certificate owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other certificate owners. For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- You may transfer certificate values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

-  The amount transferred to any one account must be at least $100.

- If you make more than twelve transfers in a certificate year, we will charge $25 for each transfer in excess of twelve.

- We reserve the right to limit the number of transfers to twelve per certificate year.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 15

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5550
ALBANY, NY 12205

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Certificate value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers and automated partial surrenders are subject to all of the certificate provisions and terms, including transfer of certificate values between accounts. Automated surrenders may be restricted by applicable law under some certificates.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT

Transfers or surrenders:   $100

3 BY PHONE:


Call between 7 a.m. and 3:30 p.m. Central time:


(800) 633-3565

MINIMUM AMOUNT

Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT


Transfers:                 Certificate value or entire account balance
Surrenders:                $10,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

------------------------------------------------------------------------------
16 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

SURRENDERS

You may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or by calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay IRS taxes and penalties (see "Taxes"). You can make surrenders after annuity payouts begin.

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you.

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 17

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your certificate as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a certificate may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the certificate is in force, we will pay the beneficiary the greater of:

-  certificate value; or

-  purchase payments minus partial surrenders.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the certificate as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this certificate if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and


-  payouts begin no later than one year after your death; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

------------------------------------------------------------------------------
18 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

THE ANNUITY PAYOUT PERIOD

As owner of the certificate, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the certificate value on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex; and

-  the annuity table in the certificate.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Certificate -- Transfer Policies."

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your certificate and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 19

TAXES

Generally, under current law, your certificate has a tax deferral feature. This means any increase in the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the certificate is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract or certificate when you take distributions from any one of those contracts or certificates.

QUALIFIED ANNUITIES: When your certificate is used to fund a retirement plan that is already tax deferred under the Code, the certificate will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your certificate with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your certificate before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your certificate immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your certificate before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a certificate is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the certificate is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your certificate before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other penalties or exceptions may apply if you surrender your certificate before your attained age 59 1/2.

WITHHOLDING, GENERALLY: If you receive all or part of the certificate value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

------------------------------------------------------------------------------
20 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the certificate will be the value of the certificate at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your certificate, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.

TAX QUALIFICATION: We intend that the certificate qualify as an annuity for federal income tax purposes. To that end, the provisions of the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the certificate. We reserve the right to amend the certificate to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 21

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change,

-  the existing funds become unavailable, or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the certificate, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-  change the funds in which the subaccounts invest, and

-  make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the certificate and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the certificates. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

ISSUER

American Centurion Life issues the certificates. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.

LEGAL PROCEEDINGS


A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Centurion Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Centurion Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.


------------------------------------------------------------------------------
22 ACL PRIVILEGED ASSETS-Registered Trademark- SELECT ANNUITY

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ..................................3

Calculating Annuity Payouts ..............................6

Rating Agencies ..........................................6

Principal Underwriter ....................................6

Independent Auditors .....................................6

Financial Statements

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 23

PRIVILEGED ASSETS-Registered Trademark-
SELECT ANNUITY
AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 Madison Avenue Extension
Albany, NY 12203
(800) 633-3563



                                                                 S-6102 G (5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 1


                                   May 1, 2001


ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203
518-452-4150 (Albany area)
800-633-3563

                                TABLE OF CONTENTS

Performance Information....................................................p.3

Calculating Annuity Payouts................................................p.6

Rating Agencies............................................................p.6

Principal Underwriter......................................................p.6

Independent Auditors.......................................................p.6

Financial Statements

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for all the products subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the certificate over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the certificate existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



Average Annual Total Return For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                          commencement of the                    Performance since
                                                               subaccount                    commencement of the fund(a)
                                                                 Since                                          Since
 Subaccount    Investing In:                      1 Year     commencement    1 Year   5 Years   10 Years    commencement
-----------    ---------------------------       --------    -------------   --------  --------  ---------  ------------
           AXP(R) VARIABLE PORTFOLIO -
  DSI        Bond Fund (12/96; 10/81)b               4.37%        4.41%        4.37%       3.80%      7.22%        9.31%
  DCR        Capital Resource Fund (12/96;         -18.28        10.63       -18.28       10.08      12.12        12.78
             10/81)
  DMS        Cash Management Fund (12/96; 10/81)     4.79         4.13         4.79        4.13       3.65         5.47
  DIE        International Fund (12/96; 1/92)      -25.67         7.14       -25.67        6.27        --          7.21
  DMG        Managed Fund (12/96; 4/86)             -3.27        11.88        -3.27       11.56      11.79        10.67
  DAG        Strategy Aggressive Fund (12/96;      -19.84        11.66       -19.84       12.09        --         11.20
             1/92)

           AMERICAN CENTURY VP
  DGR        Capital Appreciation (12/96; 11/87)     7.96         9.68         7.96        9.07      11.38        10.69
  DVL        Value (12/96; 5/96)                    16.97        12.41        16.97         --         --         11.45

           CREDIT SUISSE WARBURG PINCUS TRUST -
  DVC        Global Post-Venture Capital           -19.74         9.75       -19.74         --         --          9.74
             Portfolio (12/96; 9/96)
             (previously Warburg Pincus Trust
             Global Post-Venture Capital
             Portfolio)

           INVESCO VIF
  DII        Equity Income Fund (12/96; 8/94)        3.83        16.30         3.83       15.66        --         16.52

           JANUS ASPEN SERIES
  DSG        Growth Portfolio: Institutional       -15.40        18.76       -15.40       18.21        --         16.88
             Shares (12/96; 9/93)
  DWG        Worldwide Growth Portfolio:           -16.51        21.81       -16.51       21.80        --         21.05
             Institutional Shares (12/96; 9/93)


a Current  applicable  charges  deducted  from  fund  performance  include a $30 contract administrative charge and a 1% mortality and expense risk fee.
b (Commencement date of the subaccount; Commencement date of the fund)

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:


                                     ERV - P
                                     -------
                                        P

where:           P =  a hypothetical initial payment of $1,000
               ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures assume you surrender the entire certificate value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). In addition, total return figures reflect the deduction of all other applicable charges including the administrative charge and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b)  less  a  pro  rata  share  of  the subaccount   expenses  accrued
              over  the  period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  raising the base period return to the power of 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the certificate provides.



Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000
Subaccount      Investing In:                                        Simple Yield     Compound Yield
----------      -------------                                        ------------     --------------
DMS             AXP(R)Variable Portfolio - Cash Management Fund           4.91%            5.03%



Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount        Investing in:                                   Yield
----------        -------------                                   -----
DSI               AXP(R)Variable Portfolio - Bond Fund             7.15%



The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the certificate. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the certificate.


    Rating Agency               Rating
    -------------             ----------
      A.M. Best                   A+
                              (Superior)

    Duff & Phelps                AAA

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

ACL Variable Annuity Account 1

Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of ACL Variable Annuity Account 1 (comprised of subaccounts DSI, DCR, DMS, DIE, DMG, DAG, DGR, DVL, DVC, DII, DSG and DWG) as of December 31, 2000, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of ACL Variable Annuity Account 1 at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


ACL Variable Annuity Account 1

Statements of Net Assets
December 31, 2000

                                                                    Segregated Asset Subaccounts
Assets                                    DSI              DCR             DMS         DIE              DMG              DAG
Investments in shares of
mutual funds and portfolios:
  at cost                               $ 16,431        $ 132,411         $ 9,142    $ 24,495        $ 101,075        $ 256,090
                                        --------        ---------         -------    --------        ---------        ---------
  at market value                       $ 15,618        $ 110,234         $ 9,142    $ 18,525         $ 95,360        $ 185,629
Dividends receivable                          92               --              43          --               --               --
Accounts receivable from American
Centurion Life for certificate
purchase payments                             35               --              --          --               --               15
Receivable from mutual funds and
portfolios for share redemptions              --               --              --          --               --               --
                                           -----            -----            ----        ----            -----            -----
Total assets                              15,745          110,234           9,185      18,525           95,360          185,644
                                          ------          -------           -----      ------           ------          -------

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee              13               88               7          14               76              147
  Certificate terminations                    --               --              --          --               --               --
Payable to mutual funds and portfolios
for investments purchased                     --               --              --          --               --               --
                                             ---              ---             ---         ---              ---              ---
Total liabilities                             13               88               7          14               76              147
                                              --               --               -          --               --              ---
Net assets applicable to contracts in
accumulation period                     $ 15,732        $ 110,146         $ 9,178    $ 18,511         $ 95,284        $ 185,497
                                        --------        ---------         -------    --------         --------        ---------
Accumulation units outstanding            14,042           74,567           7,801      14,695           64,478          120,844
                                          ------           ------           -----      ------           ------          -------
Net asset value per accumulation unit     $ 1.12           $ 1.48          $ 1.18      $ 1.26           $ 1.48           $ 1.54
                                          ------           ------          ------      ------           ------           ------

See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Net Assets
December 31, 2000

                                                              Segregated Asset Subaccounts
                                                                                                                    Combined
                                                                                                                    Variable
Assets                              DGR        DVL        DVC         DII              DSG              DWG          Account
Investments in shares of
mutual funds and portfolios:
  at cost                        $ 111,371   $ 36,343  $ 107,564   $ 208,943      $ 1,186,450        $ 840,697    $ 3,031,012
                                 ---------   --------  ---------   ---------      -----------        ---------    -----------
  at market value                $ 134,324   $ 39,965  $ 101,810   $ 237,957      $ 1,165,980        $ 826,630    $ 2,941,174
Dividends receivable                    --         --     13,003         199               --               --         13,337
Accounts receivable from
American Centurion Life for
certificate purchase payments           20         --         --          20               --               --             90
Receivable from mutual funds
and portfolios for share
redemptions                            108         32         83         189            1,481            1,276          3,169
                                       ---         --         --         ---            -----            -----          -----
Total assets                       134,452     39,997    114,896     238,365        1,167,461          827,906      2,957,770
                                   -------     ------    -------     -------        ---------          -------      ---------

Liabilities
Payable to American
Centurion Life for:
  Mortality and expense
  risk fee                             108         32         83         189              940              671          2,368
  Certificate terminations              --         --         --          --              541              605          1,146
Payable to mutual funds
and portfolios
for investments purchased               20         --     13,003          20               --               --         13,043
                                        --        ---     ------          --             ----            -----         ------
Total liabilities                      128         32     13,086         209            1,481            1,276         16,557
                                       ---         --     ------         ---            -----            -----         ------
Net assets applicable
to contracts
in accumulation period            $134,324   $ 39,965  $ 101,810   $ 238,156      $ 1,165,980        $ 826,630    $ 2,941,213
                                  --------   --------  ---------   ---------      -----------        ---------    -----------
Accumulation units
outstanding                         85,029     26,489     67,783     139,780          594,385          389,696
                                    ------     ------     ------     -------          -------          -------
Net asset value per
accumulation unit                   $ 1.58     $ 1.51     $ 1.50      $ 1.70           $ 1.96           $ 2.12
                                    ------     ------     ------      ------           ------           ------

See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Operations
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
Investment income                     DSI              DCR             DMS              DIE              DMG              DAG
Dividend income from mutual
funds and portfolios               $ 1,355         $ 12,575         $ 2,857          $ 3,771          $ 8,438         $ 62,151
Mortality and expense risk fee         193            1,353             512              185            1,044            1,701
                                       ---            -----             ---              ---            -----            -----
Investment income (loss) - net       1,162           11,222           2,345            3,586            7,394           60,450
                                     -----           ------           -----            -----            -----           ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales               17,077           36,531         521,757           10,750           27,640           13,878
  Cost of investments sold          18,592           34,256         521,780            9,951           25,405           11,708
                                    ------           ------         -------            -----           ------           ------
Net realized gain (loss)
on investments                      (1,515)           2,275             (23)             799            2,235            2,170
Net change in unrealized
appreciation or depreciation
of investments                       1,108          (39,051)             --           (9,427)         (12,287)        (106,527)
                                     -----          -------                           ------          -------         --------
Net gain (loss) on investments        (407)         (36,776)            (23)          (8,628)         (10,052)        (104,357)
                                      ----          -------             ---           ------          -------         --------
Net increase (decrease) in net
assets resulting from operations     $ 755        $ (25,554)        $ 2,322         $ (5,042)        $ (2,658)       $ (43,907)
                                     -----        ---------         -------         --------         --------        ---------

See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Operations
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
                                                                                                                         Combined
                                                                                                                         Variable
Investment income                    DGR         DVL             DVC        DII              DSG              DWG         Account
Dividend income from mutual
funds and portfolios               $ 3,004     $ 1,530        $ 13,003   $ 13,490        $ 117,130         $ 85,229     $ 324,533
Mortality and expense risk fee       1,157         350           1,518      2,653           12,923           11,424        35,013
                                     -----         ---           -----      -----           ------           ------        ------
Investment income (loss) - net       1,847       1,180          11,485     10,837          104,207           73,805       289,520
                                     -----       -----          ------     ------          -------           ------       -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales               23,315      43,126         101,757    142,834          271,163          536,548     1,746,376
  Cost of investments sold          16,737      47,391          72,702    120,331          221,468          420,321     1,520,642
                                    ------      ------          ------    -------          -------          -------     ---------
Net realized gain (loss)
on investments                       6,578      (4,265)         29,055     22,503           49,695          116,227       225,734
Net change in unrealized
appreciation or depreciation
of investments                      (4,022)      7,508         (64,774)   (24,375)        (372,732)        (369,175)     (993,754)
                                    ------       -----         -------    -------         --------         --------      --------
Net gain (loss) on investments       2,556       3,243         (35,719)    (1,872)        (323,037)        (252,948)     (768,020)
                                     -----       -----         -------     ------         --------         --------      --------
Net increase (decrease) in net
assets resulting from operations   $ 4,403     $ 4,423       $ (24,234)   $ 8,965       $ (218,830)      $ (179,143)   $ (478,500)
                                   -------     -------       ---------    -------       ----------       ----------    ----------

See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                    Segregated Asset Subaccounts
Operations                           DSI              DCR             DMS              DIE              DMG              DAG
Investment income
(loss) - net                       $ 1,162         $ 11,222         $ 2,345          $ 3,586          $ 7,394         $ 60,450
Net realized gain (loss)
on investments                      (1,515)           2,275             (23)             799            2,235            2,170
Net change in unrealized
appreciation or depreciation
of investments                       1,108          (39,051)             --           (9,427)         (12,287)        (106,527)
                                     -----          -------            ----           ------          -------         --------
Net increase (decrease) in net
assets resulting from operations       755          (25,554)          2,322           (5,042)          (2,658)         (43,907)
                                       ---          -------           -----           ------           ------          -------

Certificate transactions
Certificate purchase payments        2,023           13,322         507,022            1,809            6,716           13,258
Net transfers(1)                    (1,112)         (15,718)       (550,583)           6,210           (7,888)         116,985
Certificate charges                    (38)            (151)            (16)             (41)            (116)            (200)
Certificate terminations:
  Surrender benefits                (5,974)          (9,300)         (1,650)          (2,473)          (6,704)         (10,909)
                                    ------           ------          ------           ------           ------          -------
Increase (decrease) from
certificate transactions            (5,101)         (11,847)        (45,227)           5,505           (7,992)         119,134
                                    ------          -------         -------            -----           ------          -------
Net assets at beginning of year     20,078          147,547          52,083           18,048          105,934          110,270
                                    ------          -------          ------           ------          -------          -------
Net assets at end of year         $ 15,732        $ 110,146         $ 9,178         $ 18,511         $ 95,284        $ 185,497
                                  --------        ---------         -------         --------         --------        ---------

Accumulation unit activity
Units outstanding at
beginning of year                   18,703           81,627          46,428           10,649           69,340           57,585
Certificate purchase payments        1,881            7,713         447,448            1,240            4,390            6,821
Net transfers(1)                    (1,022)          (9,051)       (484,622)           4,482           (4,935)          62,625
Certificate charges                    (35)             (89)            (13)             (28)             (76)             (98)
Certificate terminations:
  Surrender benefits                (5,485)          (5,633)         (1,440)          (1,648)          (4,241)          (6,089)
                                    ------           ------          ------           ------           ------           ------
Units outstanding at end of year    14,042           74,567           7,801           14,695           64,478          120,844
                                    ------           ------           -----           ------           ------          -------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Operations                           DGR        DVL             DVC          DII              DSG              DWG         Account
Investment income
(loss) - net                       $ 1,847    $ 1,180        $ 11,485     $ 10,837        $ 104,207         $ 73,805      $ 289,520
Net realized gain (loss)
on investments                       6,578     (4,265)         29,055       22,503           49,695          116,227        225,734
Net change in unrealized
appreciation or depreciation
of investments                      (4,022)     7,508         (64,774)     (24,375)        (372,732)        (369,175)      (993,754)
                                    ------      -----         -------      -------         --------         --------       --------
Net increase (decrease) in
net assets resulting from
operations                           4,403      4,423         (24,234)       8,965         (218,830)        (179,143)      (478,500)
                                     -----      -----         -------        -----         --------         --------       --------

Certificate transactions
Certificate purchase payments        8,078      3,835           8,415       19,190           71,470           58,830        713,968
Net transfers(1)                    63,574    (30,616)         78,448      (76,575)         421,629          (53,812)       (49,458)
Certificate charges                   (172)       (40)            (70)        (228)            (970)            (810)        (2,852)
Certificate terminations:
  Surrender benefits               (13,697)    (5,588)        (87,021)     (31,863)        (202,823)        (172,598)      (550,600)
                                   -------     ------         -------      -------         --------         --------       --------
Increase (decrease) from
certificate transactions            57,783    (32,409)           (228)     (89,476)         289,306         (168,390)       111,058
                                    ------    -------            ----      -------          -------         --------        -------
Net assets at beginning of year     72,138     67,951         126,272      318,667        1,095,504        1,174,163      3,308,655
                                    ------     ------         -------      -------        ---------        ---------      ---------
Net assets at end of year        $ 134,324   $ 39,965       $ 101,810    $ 238,156      $ 1,165,980        $ 826,630    $ 2,941,213
                                 ---------   --------       ---------    ---------      -----------        ---------    -----------

Accumulation unit activity
Units outstanding at
beginning of year                   49,296     52,683          67,479      194,220          472,464          462,165
Certificate purchase payments        4,847      3,029           4,405       11,544           30,793           23,165
Net transfers(1)                    39,078    (24,819)         42,424      (46,979)         179,448          (24,966)
Certificate charges                   (105)       (32)            (35)        (136)            (414)            (318)
Certificate terminations:
  Surrender benefits                (8,087)    (4,372)        (46,490)     (18,869)         (87,906)         (70,350)
                                    ------     ------         -------      -------          -------          -------
Units outstanding at
end of year                         85,029     26,489          67,783      139,780          594,385          389,696
                                    ------     ------          ------      -------          -------          -------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.



ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                          Segregated Asset Subaccounts
Operations                          DSI             DCR             DMS             DIE             DMG            DAG
Investment income
(loss) - net                     $ 1,097        $ 12,066         $ 1,794         $ 2,148        $ 6,565         $ 7,495
Net realized gain (loss)
on investments                      (482)          2,033              --           1,289            576           2,241
Net change in unrealized
appreciation or depreciation
of investments                      (463)         10,440              (2)          2,223          6,094          36,821
                                    ----          ------              --           -----          -----          ------
Net increase (decrease) in
net assets resulting
from operations                      152          24,539           1,792           5,660         13,235          46,557
                                     ---          ------           -----           -----         ------          ------

Certificate transactions
Certificate purchase payments      2,618          19,672         350,846           2,003         12,737           7,874
Net transfers(1)                  (4,761)         35,444        (484,337)         (6,162)        11,182          (9,954)
Certificate charges                  (30)           (136)            (11)            (57)          (150)           (147)
Certificate terminations:
  Surrender benefits                (322)         (7,144)            (57)           (442)       (15,884)         (6,966)
  Death benefits                      --              --              --              --             --              --
                                   -----             ---             ---             ---            ---             ---
Increase (decrease) from
certificate transactions          (2,495)         47,836        (133,559)         (4,658)         7,885          (9,193)
                                  ------          ------        --------          ------          -----          ------
Net assets at beginning of year   22,421          75,172         183,850          17,046         84,814          72,906
                                  ------          ------         -------          ------         ------          ------
Net assets at end of year       $ 20,078       $ 147,547        $ 52,083        $ 18,048      $ 105,934       $ 110,270
                                --------       ---------        --------        --------      ---------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                 21,035          50,716         169,770          14,542         62,875          64,794
Certificate purchase payments      2,458          12,425         317,757           1,594          9,145           6,454
Net transfers(1)                  (4,456)         22,914        (441,037)         (5,064)         8,233          (9,230)
Certificate charges                  (29)            (85)            (10)            (44)          (108)           (121)
Certificate terminations:
  Surrender benefits                (305)         (4,343)            (52)           (379)       (10,805)         (4,312)
  Death benefits                      --              --              --              --             --              --
                                     ---             ---             ---             ---            ---             ---
Units outstanding at
end of year                       18,703          81,627          46,428          10,649         69,340          57,585
                                  ------          ------          ------          ------         ------          ------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                            Segregated Asset Subaccounts
                                                                                                                         Combined
                                                                                                                         Variable
Operations                           DGR        DVL             DVC             DII             DSG            DWG        Account
Investment income
(loss) - net                        $ (466)   $ 6,283          $ (848)        $ 2,376       $ (2,416)       $ (5,364)     $ 30,730
Net realized gain (loss)
on investments                       1,228        236           4,106          15,432         98,911          67,767       193,337
Net change in unrealized
appreciation or depreciation
of investments                      24,787     (7,626)         43,976          23,834        251,569         306,625       698,278
                                    ------     ------          ------          ------        -------         -------       -------
Net increase (decrease) in net
assets resulting from operations    25,549     (1,107)         47,234          41,642        348,064         369,028       922,345
                                    ------     ------          ------          ------        -------         -------       -------

Certificate transactions
Certificate purchase payments        6,814      4,773           5,669          25,209         67,877          45,315       551,407
Net transfers(1)                     2,976      1,057         (12,393)          8,922        144,587         276,262       (37,177)
Certificate charges                   (103)       (56)            (40)           (323)          (570)           (585)       (2,208)
Certificate terminations:
  Surrender benefits                (9,293)    (2,056)           (563)        (75,247)       (37,478)        (41,999)     (197,451)
  Death benefits                        --         --              --              --             --          (2,756)       (2,756)
                                       ---        ---             ---             ---            ---          ------         -----
Increase (decrease) from
certificate transactions               394      3,718          (7,327)        (41,439)       174,416         276,237       311,815
                                       ---      -----          ------         -------        -------         -------       -------
Net assets at beginning of year     46,195     65,340          86,365         318,464        573,024         528,898     2,074,495
                                    ------     ------          ------         -------        -------         -------     ---------
Net assets at end of year         $ 72,138   $ 67,951       $ 126,272       $ 318,667    $ 1,095,504     $ 1,174,163   $ 3,308,655
                                  --------   --------       ---------       ---------    -----------     -----------   -----------

Accumulation unit activity
Units outstanding at
beginning of year                   51,413     49,686          74,697         220,592        352,386         339,084
Certificate purchase payments        6,372      3,570           4,615          16,213         36,385          25,191
Net transfers(1)                     1,639        933         (11,328)          5,388        104,110         123,216
Certificate charges                   (109)       (41)            (33)           (210)          (315)           (336)
Certificate terminations:
  Surrender benefits               (10,019)    (1,465)           (472)        (47,763)       (20,102)        (23,350)
  Death benefits                        --         --              --              --             --          (1,640)
                                       ---        ---             ---             ---            ---          ------
Units outstanding at
end of year                         49,296     52,683          67,479         194,220        472,464         462,165

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.



ACL Variable Annuity Account 1

Notes to Financial Statements

1. ORGANIZATION

ACL Variable Annuity Account 1 (the Account) was established  under New York law on Feb. 9, 1995 and the  subaccounts  are  registered  together as a single unit
investment  trust  of  American   Centurion  Life  Assurance  Company  (American
Centurion  Life) under the Investment  Company Act of 1940, as amended (the 1940
Act). Operations of the Account commenced on Jan. 1, 1997.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                     Investment Manager
---------------- ---------------------------------------------------- ----------------------------------------------
DSI              AXP(R)Variable Portfolio - Bond Fund                 IDS Life Insurance Company 1
DCR              AXP(R)Variable Portfolio - Capital Resource Fund     IDS Life Insurance Company 1
DMS              AXP(R)Variable Portfolio - Cash Management Fund      IDS Life Insurance Company 1
DIE              AXP(R)Variable Portfolio - International Fund        IDS Life Insurance Company 2
DMG              AXP(R)Variable Portfolio - Managed Fund              IDS Life Insurance Company 1
DAG              AXP(R)Variable Portfolio - Strategy Aggressive Fund  IDS Life Insurance Company 1
DGR              American Century VP Capital Appreciation             American Century Investment Management, Inc.
DVL              American Century VP Value                            American Century Investment Management, Inc.
DVC              Credit Suisse Warburg Pincus Trust - Global          Credit Suisse Asset Management, LLC3
                 Post-Venture Capital Portfolio
DII              INVESCO VIF - Equity Income Fund                     INVESCO Funds Group, Inc.
DSG              Janus Aspen Series Growth Portfolio: Institutional   Janus Capital
                 Shares
DWG              Janus Aspen Series Worldwide Growth Portfolio:       Janus Capital
                 Institutional Shares
---------------- ---------------------------------------------------- ----------------------------------------------

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment   adviser.   American   Express  Asset   Management
  International  Inc. is the  sub-investment  adviser.
3 Abbott Capital Management LLC is the sub-investment adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes.
Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the subaccounts.

4. CERTIFICATE ADMINISTRATIVE CHARGES

An annual charge of $30 is deducted from the certificate value of each Privileged Assets Select Annuity certificate. The annual charges are deducted on each certificate anniversary for administrative services provided to the Account by American Centurion Life. The deduction is allocated to the subaccounts on a pro-rata basis. American Centurion Life does not anticipate that it will make any profit on this charge. If the total purchase payments (less partial surrenders) on a certificate anniversary are at least $10,000 the charge will be waived. American Centurion Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

5. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount         Investment                                                              Shares            NAV
------------------ -------------------------------------------------------------- ---------------- --------------
DSI                AXP(R)Variable Portfolio - Bond Fund                                      1,506         $10.37
DCR                AXP(R)Variable Portfolio - Capital Resource Fund                          4,148          26.57
DMS                AXP(R)Variable Portfolio - Cash Management Fund                           9,145           1.00
DIE                AXP(R)Variable Portfolio - International Fund                             1,611          11.50
DMG                AXP(R)Variable Portfolio - Managed Fund                                   5,393          17.68
DAG                AXP(R)Variable Portfolio - Strategy Aggressive Fund                      14,894          12.46
DGR                American Century VP Capital Appreciation                                  8,512          15.78
DVL                American Century VP Value                                                 5,992           6.67
DVC                Credit Suisse Warburg Pincus Trust - Global Post-Venture                  7,475          13.62
                   Capital Portfolio
DII                INVESCO VIF - Equity Income Fund                                         11,490          20.71
DSG                Janus Aspen Series Growth Portfolio: Institutional Shares                44,032          26.48
DWG                Janus Aspen Series Worldwide Growth Portfolio: Institutional             22,353          36.98
                   Shares
------------------ -------------------------------------------------------------- ---------------- --------------

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                         Year ended Dec. 31,
Subaccount       Investment                                                               2000              1999
---------------- ------------------------------------------------------------ ----------------- -----------------
DSI              AXP(R)Variable Portfolio - Bond Fund                                 $  13,130         $  5,720
DCR              AXP(R)Variable Portfolio - Capital Resource Fund                        35,992           75,780
DMS              AXP(R)Variable Portfolio - Cash Management Fund                        479,004          305,315
DIE              AXP(R)Variable Portfolio - International Fund                           19,840            8,754
DMG              AXP(R)Variable Portfolio - Managed Fund                                 27,149           34,964
DAG              AXP(R)Variable Portfolio - Strategy Aggressive Fund                    193,511           29,497
DGR              American Century VP Capital Appreciation                               82,945            15,526
DVL              American Century VP Value                                              11,897            17,303
DVC              Credit Suisse Warburg Pincus Trust - Global Post-Venture              113,014            14,436
                 Capital Portfolio
DII              INVESCO VIF - Equity Income Fund                                       63,996            52,828
DSG              Janus Aspen Series Growth Portfolio: Institutional Shares             664,676           614,577
DWG              Janus Aspen Series Worldwide Growth Portfolio:                        441,963           942,876
                 Institutional Shares
---------------- ------------------------------------------------------------ ----------------- -----------------
                 Combined Variable Account                                          $2,147,117        $2,117,576
---------------- ------------------------------------------------------------ ----------------- -----------------



Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

February 8, 2001
Minneapolis, Minnesota

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BALANCE SHEETS
December 31,
($ thousands, except share amounts)

ASSETS                                                       2000        1999
                                                             ----        ----
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost (fair value:
      2000, $5,276; 1999, $10,939)                        $  5,288     $ 10,971
    Available for sale, at fair value (amortized cost:
      2000, $338,663; 1999, $315,486)                      325,757      297,251
                                                           -------      -------
                                                           331,045      308,222
  Mortgage loans on real estate                             25,425       11,691
                                                            ------       ------
Total investments                                          356,470      319,913
Cash and cash equivalents                                    8,119        7,159
Amounts recoverable from reinsurers                          2,312        2,389
Amount due from brokers                                        219           --
Accrued investment income                                    5,482        4,974
Deferred policy acquisition costs                           17,316       16,823
Deferred income taxes                                        4,431        6,201
Other assets                                                    81           77
Separate account assets                                     29,718       24,597
                                                            ------       ------
     Total assets                                         $424,148     $382,133
                                                          ========     ========

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BALANCE SHEETS
December 31,
($ thousands, except share amounts)

LIABILITIES AND STOCKHOLDER'S EQUITY                         2000        1999
                                                             ----        ----
Liabilities:
  Future policy benefits:
    Fixed annuities                                       $347,509     $317,709
    Traditional life insurance                               1,616        1,653
    Disability income insurance                                 85           85
  Policy claims and other policyholders' funds               1,601          672
  Other liabilities                                            680          701
  Separate account liabilities                              29,718       24,597
                                                            ------       ------
      Total liabilities                                    381,209      345,417
                                                           -------      -------

Commitment and contingencies

Stockholder's equity:
  Capital stock, $10 par value per share;
    100,000 shares authorized, issued and outstanding        1,000        1,000
  Additional paid-in capital                                26,600       26,600
  Accumulated other comprehensive loss:
    Net unrealized securities losses                        (7,104)     (11,102)
  Retained earnings                                         22,443       20,218
                                                            ------       ------
      Total stockholder's equity                            42,939       36,716
                                                            ------       ------

Total liabilities and stockholder's equity                $424,148     $382,133
                                                          ========     ========

See accompanying notes.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF INCOME
Years ended December 31,
($ thousands)

                                                                  2000             1999            1998
                                                                  ----             ----            ----
Revenues:
  Credit life insurance                                         $    50          $    --         $    --
  Net investment income                                          25,851           23,693          18,990
  Contractholder charges                                            836              760             568
  Mortality and expense risk fees                                   404              242              87
  Net realized (loss) gain on investments                        (1,835)             153              39
                                                                 ------              ---              --
    Total revenues                                               25,306           24,848          19,684
                                                                 ------           ------          ------
Benefits and expenses:
  Credit life insurance                                              13               --              --
  Death and other benefits on investment contracts                  139             (117)             72
  Interest credited on investment contracts                      17,165           15,290          12,838
  Amortization of deferred policy acquisition costs               1,691            1,413             624
  Other operating expenses                                        2,062            2,511           2,260
                                                                  -----            -----           -----
    Total expenses                                               21,070           19,097          15,794
                                                                 ------           ------          ------

Income before income taxes                                        4,236            5,751           3,890


Income taxes                                                      2,011            2,426           1,574
                                                                  -----            -----           -----

Net income                                                      $ 2,225          $ 3,325         $ 2,316
                                                                =======          =======         =======

See accompanying notes.



AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY
Three years ended December 31,
($ thousands)

                                                                                                Accumulated
                                                                                                   Other
                                                       Total                     Additional    Comprehensive
                                                   Stockholder's     Capital       Paid-In    (Loss) Income,     Retained
                                                      Equity          Stock        Capital       Net of Tax      Earnings
Balance, January 1, 1998                             $ 35,316        $1,000        $16,600        $ 3,139        $ 14,577
Comprehensive income:
  Net income                                            2,316            --             --             --           2,316
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $135 and
    taxes of $327                                        (608)           --             --           (646)             --
  Reclassification adjustment for gains
    included in net income, net of tax of $10             (19)           --             --             19              --
                                                          ---                                          --
  Other comprehensive loss                               (627)           --             --           (627)             --
                                                         ----
  Comprehensive income                                  1,689
Capital contribution from IDS Life                     10,000            --         10,000             --              --
                                                       ------         -----         ------          -----          ------

Balance, December 31, 1998                             47,005         1,000         26,600          2,512          16,893
Comprehensive income:
  Net income                                            3,325            --             --             --           3,325
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $1,680, and
    taxes of $7,216                                   (13,401)           --             --        (13,401)             --
  Reclassification adjustment for gains
    included in net income, net of tax of $114           (213)           --             --           (213)             --
                                                         ----                                        ----
  Other comprehensive loss                            (13,614)           --             --        (13,614)             --
                                                      -------                                     -------
  Comprehensive loss                                  (10,289)
                                                      -------        ------        -------       --------        --------
Balance, December 31, 1999                           $ 36,716        $1,000        $26,600       $(11,102)       $ 20,218



AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY (continued)
Three years ended December 31,
($ thousands)
                                                                                                Accumulated
                                                                                                   Other
                                                       Total                      Additional   Comprehensive
                                                   Stockholder's     Capital       Paid-In     (Loss) Income,    Retained
                                                      Equity          Stock        Capital       Net of Tax      Earnings
Balance, December 31, 1999                            $36,716        $1,000        $26,600       $(11,102)        $20,218
Comprehensive income:
  Net income                                            2,225            --             --             --           2,225
  Unrealized holding gains arising
    during the year, net of deferred
    policy acquisition costs of $(991), and
    taxes of $(2,085)                                   3,873            --             --          3,873              --
  Reclassification adjustment for gains
    Included in net income, net of tax of ($67)           125            --             --            125              --
                                                          ---                                         ---
  Other comprehensive income                            3,998            --             --          3,998              --
                                                        -----
  Comprehensive income                                  6,223
                                                        -----        ------        -------       --------         -------
Balance, December 31, 2000                            $42,939        $1,000        $26,600       $ (7,104)        $22,443
                                                      =======        ======        =======       ========         =======

See accompanying notes.



AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF CASH FLOWS
Years ended December 31,
($ thousands)

                                                                   2000                      1999                      1998
                                                                   ----                      ----                      ----
Cash flows from operating activities:
  Net income                                                   $  2,225                  $  3,325                   $ 2,316
  Adjustments to reconcile net income to net cash
    used in operating activities:
      Change in amounts recoverable from reinsurers                  77                       126                       213
      Change in accrued investment income                          (508)                     (610)                   (1,244)
      Change in deferred policy acquisition costs, net           (1,484)                   (2,279)                   (3,718)
      Change in other assets                                         (4)                       (8)                    1,522
      Change in liabilities for future policy benefits for
        traditional life and disability income insurance            (37)                     (211)                     (160)
      Change in policy claims and other
        policyholders' funds                                        929                    (1,376)                     (257)
      Deferred income tax benefit                                  (383)                     (629)                     (295)
      Change in other liabilities                                   (21)                      238                      (278)
      (Accretion of discount)
        amortization of premium, net                               (156)                     (408)                      (46)
      Net realized loss (gain) on investments                     1,835                      (153)                      (39)
      Other, net                                                    (36)                     (125)                       (1)
                                                                    ---                      ----                        --
        Net cash provided by (used in) operating activities       2,437                    (2,110)                   (1,987)
                                                                  -----                    ------                    ------

Cash flows from investing activities:
  Fixed maturities held to maturity:
    Maturities                                                    5,643                     2,884                     3,770
  Fixed maturities available for sale:
    Purchases                                                   (51,739)                  (83,722)                  (87,699)
    Maturities                                                   24,242                    24,965                    22,581
    Sales                                                         4,558                    13,480                     6,695
  Mortgage loans on real estate:
    Purchases                                                   (14,075)                  (11,744)                       --
    Sales                                                           313                        53                        --
  Change in due from brokers                                       (219)                       --                    (4,941)
                                                                   ----                   -------                    ------
      Net cash used in investing activities                     (31,277)                  (54,084)                  (59,594)
                                                                -------                   -------                   -------

Cash flows from financing activities:
  Activity related to investment contracts:
    Considerations received                                      51,970                    69,806                    78,367
    Surrenders and other benefits                               (39,335)                  (35,735)                  (29,388)
    Interest credited to account balances                        17,165                    15,290                    12,838
  Capital contribution from parent                                   --                        --                    10,000
                                                                 ------                    ------                    ------

      Net cash provided by financing activities                  29,800                    49,361                    71,817
                                                                 ------                    ------                    ------

Net increase (decrease) in cash and cash equivalents                960                    (6,833)                   10,236

Cash and cash equivalents at beginning of year                    7,159                    13,992                     3,756
                                                                  -----                    ------                     -----

Cash and cash equivalents at end of year                       $  8,119                  $  7,159                   $13,992
                                                               ========                  ========                   =======

See accompanying notes.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
($ thousands)

1. Summary of significant accounting policies

Nature of business

American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company distributes its products through financial institutions or on a direct response basis, primarily to American Express cardmembers.

Basis of presentation

The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

1. Summary of significant accounting policies (continued)

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Statements of cash flows

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                     2000             1999            1998
                                     ----             ----            ----
Cash paid during the year for:
  Income taxes                     $2,677           $2,700             $42
  Interest on borrowings               96               11             332

Recognition of profits on annuity contracts

Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

Contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

1. Summary of significant accounting policies (continued)

Deferred policy acquisition costs

The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on annuity contracts. The deferred acquisition costs for most deferred annuities and installment annuities are amortized using primarily the interest method. The costs for certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, 1999, and 1998,unlocking adjustments were not significant.

Liabilities for future policy benefits

Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $155 payable to and $335 receivable from IDS Life for federal income taxes, respectively.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

1. Summary of significant accounting policies (continued)

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications

Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

2. Investments

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                             Gross             Gross
                                         Amortized        Unrealized        Unrealized          Fair
Held to maturity                            Cost             Gains            Losses            Value
Corporate bonds and obligations           $  4,624          $    43           $    73          $  4,594
Mortgage-backed securities                     664               18                --               682
                                               ---               --           -------               ---
                                          $  5,288          $    61           $    73          $  5,276
                                          ========          =======           =======          ========
Available for sale
U.S. Government agency obligations        $  1,054          $    34           $    --          $  1,088
State and municipal obligations                505                7                --               512
Corporate bonds and obligations            205,141            1,319            15,812           190,648
Mortgage-backed securities                 131,963            2,208               662           133,509
                                           -------            -----               ---           -------
                                          $338,663          $ 3,568           $16,474          $325,757
                                          ========          =======           =======          ========

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                             Gross             Gross
                                         Amortized        Unrealized        Unrealized          Fair
Held to maturity                            Cost             Gains            Losses            Value
Corporate bonds and obligations           $ 10,006             $ 53           $   115          $  9,944
Mortgage-backed securities                     965               30                --               995
                                               ---               --           -------               ---
                                          $ 10,971             $ 83           $   115          $ 10,939
                                          ========             ====           =======          ========
Available for sale
U.S. Government agency obligations        $  1,064             $ --           $    21          $  1,043
State and municipal obligations                900                6                --               906
Corporate bonds and obligations            211,606              632            14,716           197,522
Mortgage-backed securities                 101,916              113             4,249            97,780
                                           -------              ---             -----            ------
                                          $315,486             $751           $18,986          $297,251
                                          ========             ====           =======          ========


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

2. Investments (continued)

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                             Amortized           Fair
Held to maturity                                Cost             Value
Due from one to five years                    $ 3,259           $ 3,301
Due in more than ten years                      1,365             1,293
Mortgage-backed securities                        664               682
                                                  ---               ---
                                              $ 5,288           $ 5,276
                                              =======           =======

                                             Amortized           Fair
Available for sale                              Cost             Value
Due from one to five years                   $ 19,069          $ 17,722
Due from five to ten years                    117,074           107,889
Due in more than ten years                     70,557            66,637
Mortgage-backed securities                    131,963           133,509
                                              -------           -------
                                             $338,663          $325,757
                                             ========          ========

Fixed maturities available for sale were sold during 2000 with proceeds of $4,558 and gross realized gains and losses of $149 and $342, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $13,480 and gross realized gains and losses of $419 and $92, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $6,695 and gross realized gains and losses of $253 and $224, respectively.

At December 31, 2000, bonds carried at $1,054 were on deposit with various states as required by law.

At December 31, 2000, fixed maturities comprised 93 percent of the Company's total invested assets.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

2. Investments (continued)

Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $45 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                                           2000              1999
                                                 ----              ----
Aaa/AAA                                      $133,705          $103,877
Aaa/AA                                          1,000                --
Aa/AA                                           3,412             6,297
Aa/A                                            5,989             4,751
A/A                                            30,611            30,560
A/BBB                                           9,844             8,903
Baa/BBB                                       112,273           129,337
Baa/BB                                          2,995             4,427
Below investment grade                         44,122            38,305
                                               ------            ------
                                             $343,951          $326,457
                                             ========          ========

At December 31, 2000, approximately 79 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

At December 31, 2000, approximately 7 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                        December 31, 2000                                   December 31,1999
                              On Balance               Commitments               On Balance                 Commitments
Region                           Sheet                 to Purchase                  Sheet                   to Purchase
Middle Atlantic                  $1,249                     $   --                   $ 1,279                    $   --
East North Central                5,632                         --                     4,483                       106
East South Central                1,641                         --                        --                        --
Mountain                          3,464                      1,000                     2,000                        --
South Atlantic                    3,613                         --                        --                     2,544
West North Central                5,376                      1,175                     2,284                        --
West South Central                2,757                         --                        --                        --
New England                       1,721                         --                     1,645                        --
                                  -----                     ------                     -----                    ------
                                $25,453                     $2,175                   $11,691                    $2,650
Less reserve for losses              28                         --                        --                        --
                                -------                     ------                   -------                    ------
                                $25,425                     $2,175                   $11,691                    $2,650
                                =======                     ======                   =======                    ======



Investments (continued)
                                        December 31, 2000                                   December 31, 1999
                              On Balance               Commitments               On Balance                 Commitments
Property type                    Sheet                 to Purchase                  Sheet                   to Purchase
Department/retail stores        $ 9,177                     $1,000                   $ 4,527                    $   --
Apartments                        2,337                         --                     1,093                     1,299
Office buildings                 10,340                      1,175                     5,035                     1,245
Mixed Use                         1,497                         --                        --                        --
Industrial buildings              2,102                         --                     1,036                       106
                                  -----                     ------                     -----                       ---
                                $25,453                     $2,175                   $11,691                    $2,650
Less reserve for losses              28                         --                        --                        --
                                -------                     ------                   -------                    ------
                                $25,425                     $2,175                   $11,691                    $2,650
                                =======                     ======                   =======                    ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $nil.

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:
                                             2000           1999           1998
                                             ----           ----           ----
Interest on fixed maturities              $24,510        $22,822        $19,338
Interest on mortgage loans                  1,396            281             --
Interest on cash equivalents                  215            277            131
Other                                         183            585            132
                                              ---            ---            ---
                                           26,304         23,965         19,601
Less investment expenses                      453            272            611
                                              ---            ---            ---
                                          $25,851        $23,693        $18,990
                                          =======        =======        =======

Net realized (loss) gain on investments was ($1,835), $153 and $39 for the years ended December 31, 2000, 1999 and 1998, respectively.

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                             2000           1999           1998
                                             ----           ----           ----
Fixed maturities available for sale        $7,142       $(22,625)         $(831)



AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

3. Income taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31, consists of the following:
                                             2000           1999           1998
                                             ----           ----           ----
Federal income taxes:
Current                                    $1,562         $2,417         $1,544
Deferred                                     (383)          (629)          (295)
                                             ----           ----           ----
                                            1,179          1,788          1,249
State income taxes-current                    832            638            325
                                              ---            ---            ---
Income tax expense                         $2,011         $2,426         $1,574
                                           ======         ======         ======

Increases  (decreases)  to the income tax provision  applicable to pretax income based on the statutory  rate for the years ended  December 31, are  attributable to:
                                               2000                     1999                      1998
                                               ----                     ----                      ----
                                      Provision     Rate        Provision    Rate          Provision     Rate
Federal income taxes based
  on the statutory rate                $1,483      35.0%          $2,013     35.0%          $1,361      35.0%
Increases are attributable to:
  State tax, net                          540      12.8              415      7.2              211       5.4
  Other, net                              (12)     (0.3)              (2)      --                2       0.1
                                          ---      ----               --     ----           ------       ---
Total income taxes                     $2,011      47.5%          $2,426     42.2%          $1,574      40.5%
                                       ======      ====           ======     ====           ======      ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                                 2000           1999
                                                            ----           ----
Policy reserves                                          $ 4,511        $ 4,326
Investments
Other                                                      3,686          6,070
Total deferred income tax assets                             507             --
                                                             ---         ------
Deferred income tax liabilities:                           8,704         10,396
                                                           -----         ------
Deferred policy acquisition costs                          4,273          3,900
Other                                                         --            295
                                                           -----            ---
Total deferred income tax liabilities                      4,273          4,195
                                                           -----          -----
Net deferred income tax assets
                                                         $ 4,431        $ 6,201
                                                         =======        =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

4. Stockholder's equity

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned (deficit) surplus aggregated $(857) and $9,149 as of December 31, 2000 and 1999, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. New York has adopted the provisions of the revised manual with modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

5. Related party transactions

The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $4, $4 and $3 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $23, $19 and $19, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2000, 1999 and 1998 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $2,842, $2,751 and $2,910 for 2000, 1999 and 1998,
respectively. Certain of these costs are included in deferred policy acquisition costs.

6. Lines of credit

The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is established by reference to various indicies plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

7. Commitments and contingencies

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company.
At December 31, 2000 and 1999,  traditional life insurance  in-force  aggregated
$149,970  and  $168,830,  respectively,  of which  $149,735  and  $168,595  were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,273, $1,289 and $1,354 for the years ended December 31, 2000, 1999 and 1998. Reinsurance recovered from reinsurers amounted to $(193), $1,602 and $601 for the years ended December 31, 2000, 1999 and 1998. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

8. Fair values of financial instruments

The Company discloses fair value information for most balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                 December 31,
                                                             2000                                             1999
                                                             ----                                             ----
                                               Carrying                   Fair                  Carrying                   Fair
Financial Assets                                 Amount                  Value                    Amount                  Value
Investments in fixed maturities (Note 2)
  Held to maturity                             $  5,288               $  5,276                  $ 10,971               $ 10,939
  Available for sale                            325,757                325,757                   297,251                297,251
Mortgage loans on real estate (Note 2)           25,425                 26,212                    11,691                 11,182
Cash and cash equivalents (Note 1)                8,119                  8,119                     7,159                  7,159
Separate account assets                          29,718                 29,718                    24,597                 24,597

Financial Liabilities
Future policy benefits for fixed annuities     $347,160               $335,190                  $317,600               $305,733
Separate account liabilities                     29,718                 28,135                    24,597                 23,394


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

8. Fair values of financial instruments (continued)

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $349 and $109 respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. Statutory insurance accounting practices

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                      2000       1999      1998
                                                      ----       ----      ----
Net income, per accompanying financial statements $  2,225   $  3,325  $  2,316
Deferred policy acquisition costs                   (1,463)    (2,279)   (3,719)
Adjustments of future policy benefit liabilities    (7,537)     2,793     2,540
Deferred federal income tax benefit                   (383)      (629)     (295)
IMR gain/loss transfer and amortization                147       (230)     (148)
Deferred surrender charge                              235        513       665
Other, net                                           1,590        175      (252)
                                                     -----        ---      ----
Net (loss) income, on basis of statutory
  accounting practices                            $ (5,186)  $  3,668  $  1,107
                                                   =======    =======   =======

Stockholder's equity, per accompanying
  financial statements                            $ 42,939   $ 36,716  $ 47,005
Deferred policy acquisition costs                  (17,316)   (16,823)  (12,864)
Adjustments of future policy benefit liabilities     2,768     10,361     8,694
Adjustments of reinsurance ceded reserves           (2,312)    (2,390)   (2,515)
Deferred federal income taxes                       (4,431)    (6,201)    1,758
Asset valuation reserve                             (4,937)    (4,021)   (2,986)
Net unrealized loss (gain) on investments           12,934     18,408    (4,390)
Interest maintenance reserve                          (311)      (456)     (227)
Other, net                                          (2,591)     1,155       637
                                                    ------      -----       ---
Statutory capital and surplus                     $ 26,743   $ 36,749  $ 35,112
                                                  ========   ========  ========






# vn0

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         ACL Variable Annuity Account 1

         Statements of Net Assets for year ended Dec. 31, 2000;
         Statements of Operations for years ended Dec. 31. 2000;
         Statements of Changes in Net Assets for year ended Dec. 31, 2000 and 1999.
         Notes to Financial Statements.
         Report of Independent Auditors for ACL Variable Annuity Account 1 dated March 23, 2001.

         American Centurion Life Insurance Company:

         Balance Sheets as of Dec. 31, 2000 and 1999.
         Statements of Income for years ended Dec. 31, 2000, 1999 and 1998. Statements of Stockholders Equity, for years ended Dec. 31, 2000, 1999 and 1998.
         Statements of Cash Flows for years ended Dec. 31, 2000, 1999 and 1998. Notes to Financial Statements.
         Report of Independent Auditors dated February 8, 2001.

(b)      Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

2.       Not applicable.

3. Variable Annuity and Life Insurance Distribution and Administrative Services Agreement, dated April 10, 1997, is filed electronically as
         Exhibit 3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

4.1 Form of Group Deferred Annuity Certificate for nonqualified contract (form 38502-NY 10/95), filed electronically as Exhibit 4.1 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as Exhibit 4.2 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.3 Form of Group Deferred Annuity Contract (form 38501 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.1      Form of  Group  Deferred  Variable  Annuity  Application  (form  32041
         10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.2 Form of Variable Annuity Participant Enrollment Form (form 32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.1 Amended and Restated Articles of Incorporation of American Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial
         Registration Statement No. 333-00041, is incorporated herein by reference.

6.2      Amended By-Laws of American  Centurion Life, filed  electronically  as
         Exhibit  6.2  to  Registrant's  Initial  Registration   Statement  No.
         333-00041, is incorporated herein by reference.

6.3      Emergency By-Laws of American Centurion Life, filed  electronically as
         Exhibit  6.3  to  Registrant's  Initial  Registration   Statement  No.
         333-00041, is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement, dated Oct. 7, 1996, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.2 Fund Participation Agreement, dated July 31, 1996, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Oct. 23, 1996, between Janus Aspen Series and American Centurion Life, filed electronically as Exhibit
         8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.4 Participation Agreement, dated Dec. 4, 1996, among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Centurion Life, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041, is incorporated by reference.

14. Power of Attorney to sign this Registration Statement dated April 25, 2001, is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address              Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------

Gumer C. Alvero                 20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Timothy V. Bechtold             20 Madison Ave. Extension               Director, President and Chief Executive
                                P.O. Box 5555                           Officer
                                Albany, NY  12205-0555

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                P.O. Box 5555                           Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                  Officer and Claims Officer

Rodney P. Burwell               20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Robert R. Grew                  20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Lorraine R. Hart                20 Madison Ave. Extension               Vice President-Investments
                                P.O. Box 5555
                                Albany, NY  12205-0555

Carol A. Holton                 20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Jean B. Keffeler                20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Bruce A. Kohn                   20 Madison Ave. Extension               Counsel and Assistant Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555

Eric L. Marhoun                 20 Madison Ave. Extension               Director, General Counsel and Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555


Thomas R. McBurney              20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Mary Ellyn Minenko              20 Madison Ave. Extension               Counsel and Assistant Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555

Edward J. Muhl                  20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Thomas V. Nicolosi              20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Stephen P. Norman               20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Teresa J. Rasmussen             20 Madison Ave. Extension               Counsel and Assistant Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555

Richard M. Starr                20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Philip C. Wentzel               20 Madison Ave. Extension               Vice President and Controller
                                P.O. Box 5555
                                Albany, NY  12205-0555

Michael R. Woodward             20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

David L. Yowan                  20 Madison Ave. Extension               Vice President and Treasurer
                                P.O. Box 5555
                                Albany, NY  12205-0555



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         ------------------------------------------------------------------------------

                  American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation
------------------                                                                      ---------------
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware


                                                                                        Jurisdiction of
     Name of Subsidiary                                                                 Incorporation
     ------------------                                                                 ---------------
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

         As of March 31, 2001, there were 9 contract owners of qualified Privileged Assets(R) Select Annuity contracts and 164 contract owners of non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     Items 29(a) and 29(b)



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001



Item 29 (c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------             -----------           ----------           -----------           ------------
American Express        $1,731,833            $921,090              None                  None
Financial Advisors
Inc.

Item 30.          Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  (a)(b)&(c) These undertakings were filed with Registrant's
                             Initial Registration Statement, File No. 333-00041.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.


                                    ACL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                                     (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.

Signature                            Title

/s/ Gumer C. Alvero*                 Director
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer and Consumer Affairs Officer
    Maureen A. Buckley

                                     Director
    ----------------------
    Rodney P. Burwell

                                     Director
    ----------------------
    Robert R. Grew

/s/ Carol A. Holton*                 Director
    ----------------------
    Carol A. Holton

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Eric L. Marhoun*                 Director, General Counsel and Secretary
    ----------------------
    Eric L. Marhoun

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Edward J. Muhl*                  Director
    ----------------------
    Edward J. Muhl

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

                                     Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ Philip C. Wentzel*               Vice President and Controller
    ----------------------
    Philip C. Wentzel

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward

/s/ David L. Yowan*                  Vice President and Treasurer
    ----------------------
    David L. Yowan


*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically herewith,



By  /s/Mary Ellyn Minenko
   -------------------------------------
       Mary Ellyn Minenko
       Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.